Note 11 - Income Taxes (Details Textual) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
	Dec. 05, 2018	Jan. 31, 2019	Jan. 31, 2018	Oct. 31, 2018	Oct. 31, 2017
Effective Income Tax Rate Reconciliation, Percent, Total	15.70%	43.20%		21.00%	35.00%
Income Tax Expense (Benefit), Continuing Operations, Adjustment of Deferred Tax (Asset) Liability			$ 13,500,000	$ (15,096,000)
Effective Income Tax Rate Reconciliation, Repatriation of Foreign Earnings, Amount			$ 500,000	451,000
Domestic Tax Authority [Member]
Operating Loss Carryforwards, Total				8,100,000	$ 0
State and Local Jurisdiction [Member]
Operating Loss Carryforwards, Total				5,300,000	6,000
Foreign Tax Authority [Member]
Tax Credit Carryforward, Amount				$ 80,000	$ 80,000